Revenues from Contracts with Customers (Tables)	6 Months Ended
Sep. 30, 2025
Revenue from Contract with Customer [Abstract]
Summary of Revenue from Contract with Customers and Other Sources of Revenue
The following table provides information about revenues from contracts with customers, and other sources of revenue for the six months ended September 30, 2024 and 2025 are as follows:

	Millions of yen	Millions of yen
	Six months ended September 30, 2024	Six months ended September 30, 2025
Revenues from contracts with customers	¥663,040	¥705,583
Other revenues *	740,593	858,914

Total revenues	¥1,403,633	¥1,564,497

*
Other revenues are not considered to be within the scope of revenue from contracts with customers, such as life insurance premiums and related investment income, operating leases, finance revenues that include interest income, and others.

Summary of Balances from Contracts with Customers
The following table provides information about balances from contracts with customers as of March 31, 2025 and September 30, 2025.

	Millions of yen
	March 31, 2025	September 30, 2025
Trade Notes, Accounts and Other Receivable	¥208,642	¥197,547
Contract assets (Included in Other Assets)	14,154	15,376
Contract liabilities (Included in Other Liabilities)	40,441	36,663